Transfers of financial assets and servicing assets - Fair value of purchased and originated MSRs, valuation assumptions and sensitivity (Details) - Residential Mortgage - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transfers of financial assets
Weighted average life	9 years 6 months	10 years 9 months 18 days
Prepayment speed	7.00%	5.00%
Originated MSRs
Transfers of financial assets
Fair value of servicing rights	$ 58,842	$ 69,400
Weighted average life	6 years 8 months 12 days	7 years 1 month 6 days
Prepayment speed	5.70%	5.10%
Impact on fair value of 10% adverse change	$ (1,303)	$ (1,430)
Impact on fair value of 20% adverse change	$ (2,568)	$ (2,817)
Discount rate	11.40%	11.50%
Impact on fair value of 10% adverse change	$ (2,381)	$ (3,125)
Impact on fair value of 20% adverse change	(4,596)	(6,019)
Purchased MSRs
Transfers of financial assets
Fair value of servicing rights	$ 92,064	$ 100,377
Weighted average life	6 years 3 months 18 days	6 years 7 months 6 days
Prepayment speed	6.20%	5.50%
Impact on fair value of 10% adverse change	$ (2,306)	$ (2,200)
Impact on fair value of 20% adverse change	$ (4,525)	$ (4,328)
Discount rate	11.00%	11.00%
Impact on fair value of 10% adverse change	$ (3,603)	$ (4,354)
Impact on fair value of 20% adverse change	$ (6,959)	$ (8,394)